As filed with the Securities and Exchange Commission on November 24, 2009
                                     Investment Company Act File Number 811-4922

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value              Standard
   Amount                                                                          Date      Rate     (Note 1)  Moody's   & Poor's
 ---------                                                                         ----     ------    --------  -------   --------
Tax Exempt Commercial Paper (2.79%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,970,000 California State University Institute - Series A
            LOC State Street Bank & Trust Company/JPMorgan Chase Bank, N.A.     10/07/09     0.20% $  6,970,000     P-1      A-1+
-----------                                                                                        ------------
  6,970,000 Total Tax Exempt Commercial Paper                                                         6,970,000
-----------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (1.61%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000 Oconomowoc Area School District (Dodge, Jefferson and
            Waukesha Counties),WI TRAN                                          08/23/10     0.75% $  2,017,718    MIG-1
  2,000,000 School District of New Berlin (Waukesha County),WI TRAN             08/25/10     0.75     2,008,905    MIG-1
-----------                                                                                        ------------
  4,000,000 Total Tax Exempt General Obligation Notes & Bonds                                         4,026,623
-----------                                                                                        ------------
Variable Rate Demand Instruments (b) (96.48%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,300,000 Alameda - Contra Costa, CA Schools Financing Authority
            (Capital Improvement Financing Project) - Series K
            LOC KBC Bank, N.V.                                                  08/01/32     0.35% $  4,300,000              A-1
  2,035,000 Association for Bay Area Government Finance Authority for Nonprofit
            Corporations Revenue Refunding COPs (America Baptist Homes of
            the West Facilities Project) - Series 1998B
            LOC U.S. Bank, N.A.                                                 10/01/27     0.25     2,035,000              A-1+
    500,000 Association for Bay Area Government Finance Authority for Nonprofit
            Corporations Revenue Refunding COPs (America Baptist Homes of
            the West Facilities Project) - Series 2002A
            LOC U.S. Bank, N.A.                                                 10/01/27     0.25       500,000              A-1+
  4,900,000 Association for Bay Area Government Finance Authority for Nonprofit
            Corporations Refunding and Revenue Bonds (Valley Christian Schools)
            LOC Bank of America, N.A.                                           11/01/32     0.40     4,900,000   VMIG-1
  4,060,000 California Educational Facilities Authority RB
            (University of San Francisco) - Series 2003
            LOC Allied Irish Banks PLC                                          05/01/33     0.40     4,060,000   VMIG-1
    560,000 California HFFA RB (Adventist Hospital/West -
            Sutter Health Revolving Loan Pool) - Series 1991A
            LOC U.S. Bank, N.A.                                                 08/01/21     0.24       560,000   VMIG-1     A-1+
    670,000 California HFFA RB (Adventist Hospital/West -
            Sutter Health Revolving Loan Pool) - Series 2002A
            LOC Wachovia Bank, N.A.                                             09/01/25     0.26       670,000   VMIG-1
  1,800,000 California HFFA RB (Adventist Hospital/West -
            Sutter Health Revolving Loan Pool) - Series 2002B
            LOC Wachovia Bank, N.A.                                             09/01/25     0.26     1,800,000   VMIG-1
  1,400,000 California Infrastructure & Economic Development Bank RB
            (The J Paul Getty Trust) - Series 2003D                             04/01/33     0.25     1,400,000   VMIG-1     A-1+
  2,000,000 California Infrastructure & Economic Development Bank RB
            (The Colburn School) - Series 2008
            LOC Allied Irish Banks PLC                                          08/01/37     0.42     2,000,000              A-1
  5,000,000 California Infrastructure & Economic Development Bank RB
            (California Academy of Sciences, San Francisco) - Series 2008B
            LOC Allied Irish Banks PLC                                          09/01/38     0.27     5,000,000   VMIG-1     A-1
  1,900,000 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) - Series 1996F
            LOC JPMorgan Chase Bank, N.A.                                       11/01/26     0.25     1,900,000              A-1+
 14,100,040 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) - Series 1996C
            LOC JPMorgan Chase Bank, N.A.                                       11/01/26     0.30    14,100,040              A-1+
  1,650,000 California State Department of Water Resources
            Power Supply RB - Series 2002B-2
            LOC BNP Paribas                                                     05/01/22     0.27     1,650,000   VMIG-1     A-1+
    600,000 California State Department of Water Resources
            Power Supply RB - Series 2002B-4
            LOC Bayerische Landesbank                                           05/01/22     0.24       600,000   VMIG-1     A-1+
 16,500,000 California State Department of Water Resources
            Power Supply RB - Series 2002B-5
            Bayerische Landesbank / Westdeutche Landesbank AG                   05/01/22     0.28    16,500,000   VMIG-1     A-1+
  5,490,000 California State Department of Water Resources
            Power Supply RB - Series 2002C-15
            LOC Bank of Nova Scotia                                             05/01/22     0.25     5,490,000   VMIG-1     A-1+
  3,600,000 California State Department of Water Resources
            Power Supply RB - Series 2008I-1
            LOC Allied Irish Banks PLC                                          05/01/22     0.27     3,600,000   VMIG-1     A-1+
  7,600,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004A-3
            LOC Citibank/California State Teachers Retirement System            05/01/34     0.33     7,600,000   VMIG-1     A-1+
  3,675,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004A-5
            LOC Citibank/California State Teachers Retirement System            05/01/34     0.29     3,675,000   VMIG-1     A-1+
    800,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004B-1
            LOC Citibank/State Street/National Australia Bank                   05/01/34     0.35       800,000   VMIG-1     A-1+
  7,500,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004B-2
            LOC Citibank/State Street/National Australia Bank                   05/01/34     0.27     7,500,000   VMIG-1     A-1+
    300,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004B-3
            LOC Citibank/State Street/National Australia Bank                   05/01/34     0.28       300,000   VMIG-1     A-1+
 10,000,000 California Statewide Communities Development Authority MHRB
            (Maple Square Apartment Homes Project) - Series 2004AA (c)
            LOC Citibank, N.A.                                                  08/01/39     0.45    10,000,000              A-1
  8,000,000 California Statewide Communities Development Authority MHRB
            (Westgate Pasadena Apartment Project) - Series 2007G (c)
            LOC Bank of America, N.A.                                           04/01/42     0.30     8,000,000   VMIG-1
  2,600,000 California Statewide Communities Development Authority RB
            (Rady Children's Hospital Project- San Diego) - Series 2008B
            LOC Bank of the West                                                08/15/47     0.30     2,600,000   VMIG-1     A-1+
  1,320,000 Carlsbad, CA MHRB
            (Santa Fe Ranch Apartments Project) - Series 1993A
            Guaranteed by Federal Home Loan Mortgage Corporation                06/01/16     0.24     1,320,000   VMIG-1
  2,000,000 City of Pittsburg, CA Subordinate Tax Allocation Bonds
            (Los Medanos Community Development Project) - Series 2004A
            LOC State Street / California State Teachers Retirement System      09/01/35     0.35     2,000,000              A-1+
  5,000,000 City of Santa Clara, CA Subordinated Electric RB - Series 2008B
            LOC Dexia CLF                                                       07/01/27     0.30     5,000,000              A-1
  2,000,000 City of Stockton, CA HFRB
            (Dameron Hospital Association Project) - Series 2002A
            LOC Citibank, N.A.                                                  12/01/32     0.35     2,000,000   VMIG-1
  6,800,000 City of Upland, CA Apartment Development Revenue
            Refunding Bonds (Mountain Springs) - Series 1998A
            Guaranteed by Federal National Mortgage Association                 11/15/28     0.31     6,800,000              A-1+
  1,020,000 Colton, CA Redevelopment Agency Multifamily Revenue 1985 Issue A
            LOC Federal Home Loan Bank                                          05/01/10     0.30     1,020,000              A-1+
    400,000 County of Contra Costa, CA Multifamily Mortgage Revenue Refunding Bond
            (Rivershore Apartments Project) - Series 1992B
            Collateralized by Federal National Mortgage Association             11/15/22     0.26       400,000              A-1+
  3,500,000 County of San Mateo, CA MHRB
            (Pacific Oaks Apartments Project) - Series 1987A (c)
            LOC Wells Fargo Bank, N.A.                                          07/01/17     0.40     3,500,000   VMIG-1
  4,200,000 Fremont, CA COPs (1998 Family Resource Center Financing Project)
            LOC KBC Bank, N.V.                                                  08/01/28     0.33     4,200,000              A-1+
  6,265,000 Irvine, CA Assessment District # 89-10 (Orange County)
            Updates Improvement Bond
            LOC Bayerische HypoVereins Bank AG                                  09/02/15     0.27     6,265,000   VMIG-1     A-1+
    300,000 Irvine, CA Assessment District # 94-13 (Oak Creek)
            Limited Obligation Improvement Bond
            LOC State Street Bank & Trust Company                               09/02/22     0.27       300,000   VMIG-1     A-1+
    956,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 00-18 Series A
            LOC Bank of New York Mellon                                         09/02/26     0.27       956,000   VMIG-1
    977,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 03-19 Series A
            LOC Bank of New York Mellon/
            California State Teachers Retirement System                         09/02/29     0.27       977,000   VMIG-1
    300,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 04-20 Series A
            LOC KBC Bank, N.V.                                                  09/02/30     0.27       300,000   VMIG-1
    800,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 97-17
            LOC State Street Bank & Trust Company                               09/02/23     0.27       800,000   VMIG-1     A-1+
  5,900,000 Irvine Ranch, CA Water District Consolidated Refunding Series 1995
            GO of Improvement District #s 105, 140, 240 &  250
            LOC State Street Bank & Trust Company                               01/01/21     0.25     5,900,000   VMIG-1     A-1+
 11,390,000 Irvine Ranch, CA Water District Consolidated Refunding Series 2008B
            GO of Improvement District #s 105, 113, 213 &  250
            LOC Landesbank Baden-Wurttemberg                                    05/01/37     0.40    11,390,000   VMIG-1     A-1+
    700,000 Irvine Ranch, CA Water District GO of Improvement District # 282 Series A
            LOC Landesbank Hessen Thuringen Gironzentrale                       11/15/13     0.25       700,000              A-1+
    700,000 Irvine Ranch, CA Water District Waterworks Bond Series 1988
            Improvement District # 284 Series A
            LOC Landesbank Hessen Thuringen Gironzentrale                       11/15/13     0.25       700,000              A-1+
    700,000 Jacksonville, FL Health Facilities Authority Hospital RB
            (Baptist Medical Center Project) - Series 2003B
            LOC Bank of America, N. A.                                          08/15/33     0.32       700,000              A-1+
  5,030,000 Lake Elsinore, CA Recreation Authority Revenue Refunding Bonds
            (Public Facilities Project) - Series 2000A
            Guaranteed by California State Teachers Retirement System           02/01/32     0.30     5,030,000              A-1+
  3,300,000 Los Angeles, CA Housing Authority MHRB
            (Malibu Meadows Project) - Series 1998B
            Collateralized by Federal National Mortgage Association             04/15/28     0.30     3,300,000              A-1+
 12,200,000 M-S-R Public Power Agency, CA
            San Juan Project Subordinate Lien RB - Series 2008M
            LOC Dexia CLF                                                       07/01/22     0.27    12,200,000              A-1
  4,900,000 New York State Local Government Assistance Corporation - Series 1995D
            LOC Societe Generale                                                04/01/25     0.23     4,900,000   VMIG-1     A-1+
  2,100,000 Oakland-Alameda County Coliseum Authority, CA
            Lease RB (Oakland Coliseum Project) - Series C-1
            LOC Bank of America/ California State Teachers Retirement System    02/01/25     0.31     2,100,000   VMIG-1     A-1+
  1,500,000 Orange County, CA Irvine Coast Assessment District # 88-1
            Limited Obligation Improvement Bond Act 1915
            LOC KBC Bank, N.V.                                                  09/02/18     0.27     1,500,000   VMIG-1     A-1+
    500,000 Palm Beach County, FL RB Series 1995
            (Norton Gallery and School of Art, Inc. Project)
            LOC Northern Trust                                                  05/01/25     0.48       500,000              A-1+
  2,200,000 Riverside County, CA 1985 COPs (ACES) Type One Series A
            LOC State Street Bank & Trust Company                               12/01/15     0.25     2,200,000   VMIG-1     A-1+
    200,000 Rohnert Park, Sonoma County, CA
            MHRB (Crossbrook Apartments) - Series 1995A
            Guaranteed by Federal National Mortgage Association                 06/15/25     0.27       200,000              A-1+
  6,400,000 Sacramento County, CA 1990 COPs
            (Administration Center and Court House Project)
            LOC Bayerische Landesbank                                           06/01/20     0.35     6,400,000   VMIG-1     A-1+
  2,200,000 San Bernardino County, CA COPs
            (County Center Refinancing Project) - Series 1996
            LOC BNP Paribas                                                     07/01/15     0.23     2,200,000   VMIG-1     A-1+
  2,000,000 San Bernardino County, CA Multifamily Mortgage RB
            (Parkview Place Apartments) - Series 2004A
            Collateralized by Federal National Mortgage Association             02/15/27     0.33     2,000,000              A-1+
  5,500,000 San Francisco, CA Redevelopment Agency of City & County
            (Filmore Center) - Series A1
            Guaranteed by Federal Home Loan Mortgage Corporation                12/01/17     0.34     5,500,000              A-1+
  2,675,000 Santa Clara County, CA MHRB
            (Grove Garden Apartments) - Series 1997A
            Collateralized by Federal National Mortgage Association             02/15/27     0.31     2,675,000              A-1+
  1,800,000 Santa Clara County, El Camino California Hospital District  Hospital Facility
            Authority Revenue (1985 Valley Medical Central Project) - Series A
            LOC State Street Bank & Trust Company                               08/01/15     0.25     1,800,000   VMIG-1
  1,000,000 Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
            Guaranteed by Federal Home Loan Mortgage Corporation                06/01/10     0.30     1,000,000              A-1+
    600,000 State of California GO - Series 2003 A-1
            LOC Westdeutsche Landesbank/JP MorganChase Bank, N.A.               05/01/33     0.33       600,000   VMIG-1     A-1+
  1,000,000 State of California GO -Series 2005B-7
            LOC Landesbank Hessen Thuringen Girozentrale                        05/01/40     0.39     1,000,000   VMIG-1     A-1+
  4,000,000 State of Connecticut HEFA RB (Yale University Issue) - Series V-1   07/01/36     0.23     4,000,000   VMIG-1     A-1+
 10,000,000 Sublette County, WY Pollution Control Revenue Bond
            (Exxon Project) - Series 1994                                       11/01/14     0.23    10,000,000     P-1      A-1+
  3,900,000 The Metropolitan Water District of Southern California
            RB - Series 2000B-3                                                 07/01/35     0.25     3,900,000   VMIG-1     A-1+
  1,200,000 Turlock, CA Irrigation District COP's
            (Capital Improvement and Refunding Project) - Series 2001A
            LOC Societe Generale                                                 01/01/31    0.27     1,200,000              A-1+
-----------                                                                                        ------------
240,973,040 Total Variable Rate Demand Instruments                                                  240,973,040
-----------                                                                                        ------------
Variable Rate Demand Instruments - Private Placements (b) (0.60%)
-----------------------------------------------------------------------------------------------------------------------------------
$   190,000 Redevelopment Agency of the City of Morgan Hill
            (Nob Hill Venture Investments) - Series 1984
            LOC Wells Fargo Bank, N.A.                                          12/01/09     1.63% $    190,000     P-1      A-1
  1,300,000 Redevelopment Agency of the City of Morgan Hill
            (Kent Trust Project) - Series 1984B
            LOC Wells Fargo Bank, N.A.                                          12/01/14     1.62     1,300,000     P-1      A-1
-----------                                                                                        ------------
  1,490,000 Total Variable Rate Demand Instruments - Private Placements                               1,490,000
-----------                                                                                        ------------
            Total Investments (101.48%) (cost $ 253,459,663*)                                       253,459,663
            Liabilities in excess of cash and other assets (-1.48%)                                  (3,684,395)
                                                                                                   ------------
            Net Assets (100.00%)                                                                   $249,775,268
                                                                                                   ============
            Net asset value, offering and redemption price per share:
            Class A Shares,        186,140,900  shares outstanding                                 $       1.00
                                                                                                   ============
            Class B Shares,          4,465,565  shares outstanding                                 $       1.00
                                                                                                   ============
            Advantage Shares,       59,180,827  shares outstanding                                 $       1.00
                                                                                                   ============

*Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  Security subject to alternative minimum tax.

KEY:
   ACES    =    Adjustable Convertible Extendible Securities   LOC     =   Letter of Credit
   COP     =    Certificates of Participation                  MHRB    =   Multi-Family Housing Revenue Bond
   GO      =    General Obligation                             PCFA    =   Pollution Control Finance
   HFFA    =    Health Facility Finance Authority              RB      =   Revenue Bond
   HEFA    =    Health and Educational Facilities Authority    TRAN    =   Tax and Revenue Anticipation Notes
   HFRB    =    Health Facility Revenue Bond

Note 1 - Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the
principal   amount  or  the  period  remaining  until  the  next  interest  rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the fund's net assets as of September 30, 2009:

                                                Quoted Prices in Active    Significant Other            Significant
                                                Markets for Identical         Observable                Unobservable
                                                        Assets                  Inputs                     Inputs
      Description                                     (Level 1)                (Level 2)                  (Level 3)
      -----------                                -----------------         -----------------         ------------------
   Equity securities                             $             -0-         $             -0-         $              -0-
   Debt securities issued by the U.S. Treasury
       and other U.S. government corporation
       and agencies                                            -0-                       -0-                        -0-
   Debt securities issued by states of the United
       States and political subdivisions of the states         -0-               253,459,663                        -0-
   Debt securities issued by foreign government                -0-                       -0-                        -0-
   Corporate debt securities                                   -0-                       -0-                        -0-
   Mortgage-backed securities                                  -0-                       -0-                        -0-
   Other debt securities                                       -0-                       -0-                        -0-
                                                ------------------         -----------------         ------------------
   Total                                                       -0-               253,459,663                        -0-
                                                ------------------         -----------------         ------------------

  For the period ended September 30, 2009, there was no Level 1 or 3 investments.

The Fund has adopted Financial Accounting Standards Board Standard No. FAS 157-4
- "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly" (FSP FAS 157 - 4)

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Christine Manna
                             Christine Manna, Secretary

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: November 24, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary
Date: November 24, 2009

* Print the name and title of each signing officer under his or her signature.